GuideMark Large Cap Core Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	1,246	$740,523
BWX Technologies, Inc.	5,826	648,958
Curtiss-Wright Corp.	2,687	953,536
General Dynamics Corp.	2,393	630,531
HEICO Corp.	1,051	249,865
HEICO Corp. - Class A	1,348	250,836
Howmet Aerospace, Inc.	10,344	1,131,323
Huntington Ingalls Industries, Inc.	872	164,782
L3Harris Technologies, Inc.	914	192,196
Lockheed Martin Corp.	1,357	659,421
Northrop Grumman Corp.	670	314,424
RTX Corp.	11,785	1,363,760
Textron, Inc.	9,618	735,681
TransDigm Group, Inc.	611	774,308
		8,810,144

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	5,598	578,385
FedEx Corp.	2,496	702,200
GXO Logistics, Inc. (a)	7,630	331,905
		1,612,490

Airlines - 0.0%(b)
Delta Air Lines, Inc.	6,231	376,976

Automobile Components - 0.3%
Aptiv PLC (a)	9,552	577,705
BorgWarner, Inc.	24,471	777,933
Lear Corp.	7,195	681,367
		2,037,005

Automobiles - 1.5%
Ford Motor Co.	79,730	789,327
Harley-Davidson, Inc.	38,536	1,161,090
Lucid Group, Inc. (a)	106,624	322,004
Rivian Automotive, Inc. - Class A (a)	20,015	266,199
Tesla, Inc. (a)	20,093	8,114,357
Thor Industries, Inc.	10,177	974,041
		11,627,018

Banks - 2.8%
Bank of America Corp.	53,448	2,349,040
Bank OZK	13,737	611,709
Citigroup, Inc.	30,702	2,161,114
Citizens Financial Group, Inc.	14,643	640,778
Columbia Banking System, Inc.	18,535	500,630
Comerica, Inc.	11,731	725,562
East West Bancorp, Inc.	1,893	181,274
First Citizens BancShares, Inc. - Class A	297	627,567
First Horizon Corp.	17,390	350,234
FNB Corp.	22,529	332,979
JPMorgan Chase & Co.	31,523	7,556,378
M&T Bank Corp.	2,171	408,170
NU Holdings Ltd. - Class A (a)	38,047	394,167
Popular, Inc.	5,790	544,607
Regions Financial Corp.	13,484	317,144
Synovus Financial Corp.	4,217	216,037
The PNC Financial Services Group, Inc.	1,407	271,340
Webster Financial Corp.	6,289	347,278
Wells Fargo & Co.	31,374	2,203,710
Western Alliance Bancorp	5,938	496,060
Wintrust Financial Corp.	2,597	323,872
Zions Bancorp NA	9,831	533,332
		22,092,982

Beverages - 0.8%
Boston Beer Co., Inc. - Class A (a)	1,634	490,167
Coca-Cola Co.	24,026	1,495,859
Coca-Cola Consolidated, Inc.	115	144,899
Keurig Dr. Pepper, Inc.	4,299	138,084
Molson Coors Beverage Co. - Class B	25,905	1,484,874
Monster Beverage Corp. (a)	6,063	318,671
PepsiCo, Inc.	14,278	2,171,113
		6,243,667

Biotechnology - 1.7%
AbbVie, Inc.	24,662	4,382,437
Amgen, Inc.	1,867	486,615
Biogen, Inc. (a)	4,857	742,733
Exelixis, Inc. (a)	37,670	1,254,411
Gilead Sciences, Inc.	16,868	1,558,097
Incyte Corp. (a)	10,362	715,703
Natera, Inc. (a)	2,221	351,584
Regeneron Pharmaceuticals, Inc. (a)	1,545	1,100,550
United Therapeutics Corp. (a)	3,702	1,306,214
Vertex Pharmaceuticals, Inc. (a)	4,109	1,654,694
		13,553,038

Broadline Retail - 4.2%
Amazon.com, Inc. (a)	120,907	26,525,787
Coupang, Inc. (a)	7,884	173,290
eBay, Inc.	5,477	339,300
Etsy, Inc. (a)	6,469	342,145
Kohl's Corp. (c)	107,340	1,507,054
Macy's, Inc.	154,247	2,611,402
Nordstrom, Inc. (c)	53,969	1,303,351
Ollie's Bargain Outlet Holdings, Inc. (a)	1,057	115,985
		32,918,314

Building Products - 0.9%
A O Smith Corp.	4,380	298,760
Advanced Drainage Systems, Inc.	1,769	204,496
Builders FirstSource, Inc. (a)	12,074	1,725,737
Carlisle Cos., Inc.	1,405	518,220
Carrier Global Corp.	1,302	88,875
Johnson Controls International PLC	5,410	427,011
Lennox International, Inc. (c)	1,844	1,123,549
Masco Corp.	9,739	706,759
Owens Corning, Inc.	5,895	1,004,037
Trane Technologies PLC	2,209	815,894
Trex Co., Inc. (a)	4,112	283,851
		7,197,189

Capital Markets - 2.5%
Affiliated Managers Group, Inc.	3,934	727,475
Ameriprise Financial, Inc.	3,553	1,891,724
Ares Management Corp. - Class A	5,046	893,293
Bank of New York Mellon Corp.	13,551	1,041,123
Blackrock, Inc.	349	357,763
Blackstone, Inc.	2,599	448,120
Cboe Global Markets, Inc.	1,966	384,156
Charles Schwab Corp.	3,392	251,042
CME Group, Inc.	2,134	495,579
Coinbase Global, Inc. - Class A (a)	1,506	373,940
Evercore, Inc. - Class A	3,863	1,070,785
FactSet Research Systems, Inc.	788	378,461
Franklin Resources, Inc. (c)	31,716	643,518
Houlihan Lokey, Inc.	1,853	321,792
Intercontinental Exchange, Inc.	3,773	562,215
Janus Henderson Group PLC	10,102	429,638
Jefferies Financial Group, Inc.	6,602	517,597
KKR & Co., Inc.	5,155	762,476
LPL Financial Holdings, Inc.	3,658	1,194,374
Moody's Corp.	2,657	1,257,744
Morgan Stanley	8,059	1,013,177
Northern Trust Corp.	8,300	850,750
Raymond James Financial, Inc.	3,530	548,315
S&P Global, Inc.	881	438,764
State Street Corp.	13,185	1,294,108
Stifel Financial Corp.	4,365	463,039
Tradeweb Markets, Inc. - Class A	3,439	450,234
Virtu Financial, Inc. - Class A	7,947	283,549
		19,344,751

Chemicals - 0.7%
Air Products & Chemicals, Inc.	527	152,851
Ashland, Inc.	3,605	257,613
Celanese Corp. - Series A	15,344	1,061,958
CF Industries Holdings, Inc.	4,468	381,210
Ecolab, Inc.	991	232,211
Linde PLC	1,958	819,756
NewMarket Corp.	961	507,744
Olin Corp.	27,695	936,091
RPM International, Inc.	3,861	475,135
Sherwin-Williams Co.	2,391	812,773
		5,637,342

Commercial Services & Supplies - 0.7%
Cintas Corp.	10,440	1,907,388
Clean Harbors, Inc. (a)	1,124	258,677
MSA Safety, Inc.	755	125,156
Republic Services, Inc.	2,072	416,845
Rollins, Inc.	18,949	878,286
Tetra Tech, Inc.	3,432	136,731
Vestis Corp.	52,073	793,593
Waste Management, Inc.	2,915	588,218
		5,104,894

Communications Equipment - 0.8%
Arista Networks, Inc. (a)	13,292	1,469,165
Cisco Systems, Inc.	22,272	1,318,502
F5, Inc. (a)	1,629	409,645
Juniper Networks, Inc.	6,819	255,371
Motorola Solutions, Inc.	2,603	1,203,185
Ubiquiti, Inc.	3,562	1,182,335
		5,838,203

Construction & Engineering - 0.5%
AECOM	5,969	637,609
EMCOR Group, Inc.	2,140	971,346
MasTec, Inc. (a)	9,542	1,299,048
Quanta Services, Inc.	1,592	503,152
Valmont Industries, Inc.	1,832	561,819
		3,972,974

Consumer Finance - 1.7%
Ally Financial, Inc.	53,735	1,934,997
American Express Co.	6,850	2,033,012
Capital One Financial Corp.	11,708	2,087,771
Discover Financial Services	7,853	1,360,375
OneMain Holdings, Inc.	31,579	1,646,213
SLM Corp. (c)	29,662	818,078
Synchrony Financial	47,912	3,114,280
		12,994,726

Consumer Staples Distribution & Retail - 2.9%
Albertsons Cos., Inc. - Class A	40,250	790,510
BJ's Wholesale Club Holdings, Inc. (a)	6,956	621,519
Casey's General Stores, Inc.	4,010	1,588,882
Costco Wholesale Corp.	5,759	5,276,799
Dollar General Corp.	8,578	650,384
Dollar Tree, Inc. (a)	7,466	559,502
Grocery Outlet Holding Corp. (a)	6,003	93,707
Kroger Co.	29,574	1,808,450
Performance Food Group Co. (a)	14,476	1,223,946
SYSCO Corp.	12,659	967,907
Target Corp.	6,457	872,857
US Foods Holding Corp. (a)	32,902	2,219,569
Walmart, Inc.	64,473	5,825,135
		22,499,167

Containers & Packaging - 0.3%
Ardagh Group SA (a)(d)	8,343	0
Berry Global Group, Inc.	18,762	1,213,339
Crown Holdings, Inc.	3,741	309,343
Packaging Corp. of America	679	152,863
Silgan Holdings, Inc.	8,524	443,674
Smurfit WestRock PLC	8,649	465,835
Sonoco Products Co.	2,497	121,979
		2,707,033

Distributors - 0.2%
Genuine Parts Co.	2,246	262,243
LKQ Corp.	16,411	603,104
Pool Corp.	951	324,234
		1,189,581

Diversified Consumer Services - 0.5%
ADT, Inc.	204,598	1,413,772
Grand Canyon Education, Inc. (a)	7,025	1,150,695
H&R Block, Inc. (c)	19,539	1,032,441
		3,596,908

Diversified Financial Services - 0.0%(b)
GCI Liberty Inc SR Escrow (a)(d)	3,912	3,538
Interactive Brokers Group, Inc. - Class A	1,344	237,445
		240,983

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	105,186	2,395,085
Liberty Global Ltd. - Class A (a)	87,781	1,120,086
Liberty Global Ltd. - Class C (a)	83,119	1,092,184
Verizon Communications, Inc.	21,596	863,624
		5,470,979

Electric Utilities - 0.6%
American Electric Power Co., Inc.	1,468	135,394
Constellation Energy Corp.	2,629	588,133
Duke Energy Corp.	3,193	344,014
Edison International	3,233	258,123
Entergy Corp.	3,488	264,460
FirstEnergy Corp.	7,108	282,756
NextEra Energy, Inc.	7,839	561,978
NRG Energy, Inc.	12,823	1,156,891
PPL Corp.	4,583	148,764
The Southern Co.	5,466	449,961
Xcel Energy, Inc.	4,396	296,818
		4,487,292

Electrical Equipment - 0.7%
Acuity Brands, Inc.	4,333	1,265,799
AMETEK, Inc.	659	118,791
Eaton Corp. PLC	1,507	500,128
GE Vernova, Inc.	2,208	726,278
Hubbell, Inc.	812	340,139
nVent Electric PLC	5,016	341,891
Regal Rexnord Corp.	1,387	215,165
Sensata Technologies Holding PLC	26,910	737,334
Vertiv Holdings Co. - Class A	7,007	796,065
		5,041,590

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A	12,732	884,237
Arrow Electronics, Inc. (a)	13,515	1,528,817
Avnet, Inc.	28,212	1,476,052
CDW Corp.	1,542	268,370
Coherent Corp. (a)	4,045	383,183
Jabil, Inc.	2,393	344,353
Keysight Technologies, Inc. (a)	1,242	199,502
TD SYNNEX Corp.	15,037	1,763,539
Vontier Corp.	9,272	338,150
		7,186,203

Energy Equipment & Services - 0.2%
Halliburton Co.	10,334	280,982
NOV, Inc.	61,932	904,207
TechnipFMC PLC	8,815	255,106
		1,440,295

Entertainment - 1.0%
Electronic Arts, Inc.	3,690	539,847
Netflix, Inc. (a)	2,812	2,506,392
Playtika Holding Corp.	40,582	281,639
Spotify Technology SA (a)	2,454	1,097,870
TKO Group Holdings, Inc. (a)	3,104	441,109
Walt Disney Co.	7,276	810,183
Warner Bros Discovery, Inc. (a)	208,447	2,203,285
		7,880,325

Financial Services - 3.5%
Apollo Global Management, Inc.	7,004	1,156,781
Berkshire Hathaway, Inc. - Class B (a)	24,342	11,033,742
Corebridge Financial, Inc.	13,325	398,817
Corpay, Inc. (a)	487	164,810
Equitable Holdings, Inc.	11,798	556,512
Euronet Worldwide, Inc. (a)	1,132	116,415
Fiserv, Inc. (a)	3,436	705,823
Jack Henry & Associates, Inc. (c)	987	173,021
Mastercard, Inc. - Class A	8,972	4,724,386
MGIC Investment Corp.	35,667	845,664
Visa, Inc. - Class A	16,468	5,204,547
Voya Financial, Inc.	20,076	1,381,831
Western Union Co.	36,755	389,603
		26,851,952

Food Products - 1.1%
Archer-Daniels-Midland Co.	27,675	1,398,141
Bunge Global SA	16,359	1,272,076
ConAgra Brands, Inc.	9,581	265,873
Darling International, Inc. (a)(c)	21,298	717,530
Flowers Foods, Inc. (c)	31,288	646,410
Freshpet, Inc. (a)	2,831	419,299
General Mills, Inc.	2,028	129,326
Hershey Co.	2,248	380,699
Ingredion, Inc.	6,550	901,018
Kellogg Co.	1,867	151,171
Pilgrim's Pride Corp. (a)	21,413	971,936
Post Holdings, Inc. (a)	12,414	1,420,906
		8,674,385

Gas Utilities - 0.2%
Atmos Energy Corp.	1,994	277,704
UGI Corp. (c)	41,863	1,181,793
		1,459,497

Ground Transportation - 0.3%
Landstar System, Inc.	5,668	974,102
Old Dominion Freight Line, Inc.	1,808	318,931
Uber Technologies, Inc. (a)	12,196	735,663
		2,028,696

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	11,044	1,249,187
Align Technology, Inc. (a)	1,319	275,025
Boston Scientific Corp. (a)	12,810	1,144,189
Dentsply Sirona, Inc.	38,842	737,221
Edwards Lifesciences Corp. (a)	7,825	579,285
Envista Holdings Corp. (a)	88,572	1,708,554
IDEXX Laboratories, Inc. (a)	1,751	723,933
Inspire Medical Systems, Inc. (a)	1,123	208,182
Insulet Corp. (a)	1,333	348,006
Intuitive Surgical, Inc. (a)	1,435	749,013
Penumbra, Inc. (a)	1,138	270,252
Stryker Corp.	2,163	778,788
		8,771,635

Health Care Providers & Services - 2.2%
Amedisys, Inc. (a)	4,223	383,406
Cardinal Health, Inc.	6,798	804,000
Cencora, Inc.	2,943	661,233
Centene Corp. (a)	4,649	281,636
Chemed Corp.	798	422,780
Cigna Group	7,761	2,143,123
CVS Health Corp.	4,490	201,556
DaVita, Inc. (a)	2,461	368,043
Elevance Health, Inc.	328	120,999
Encompass Health Corp.	4,927	455,008
HCA Healthcare, Inc.	1,315	394,697
Henry Schein, Inc. (a)	7,263	502,600
Humana, Inc. (c)	1,193	302,676
McKesson Corp.	2,444	1,392,860
Premier, Inc. - Class A	44,759	948,891
Tenet Healthcare Corp. (a)	8,722	1,100,978
UnitedHealth Group, Inc.	11,890	6,014,675
Universal Health Services, Inc. - Class B	4,797	860,678
		17,359,839

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	512	2,543,831
Boyd Gaming Corp.	4,598	333,539
Carnival Corp. (a)	9,540	237,737
Cava Group, Inc. (a)	1,173	132,314
Chipotle Mexican Grill, Inc. (a)	11,505	693,752
Domino's Pizza, Inc.	1,420	596,059
DoorDash, Inc. - Class A (a)	2,276	381,799
Expedia Group, Inc. (a)	2,939	547,624
Hilton Worldwide Holdings, Inc.	1,934	478,007
McDonald's Corp.	4,071	1,180,142
MGM Resorts International (a)(c)	34,149	1,183,263
Royal Caribbean Cruises Ltd. (c)	2,605	600,948
Texas Roadhouse, Inc.	2,689	485,176
Wingstop, Inc.	2,291	651,102
Yum! Brands, Inc.	5,948	797,984
		10,843,277

Household Durables - 0.7%
Garmin Ltd.	901	185,840
Lennar Corp. - Class A	5,969	813,992
Lennar Corp. - Class B	5,066	669,472
Mohawk Industries, Inc. (a)	7,056	840,581
Newell Rubbermaid, Inc.	78,129	778,165
NVR, Inc. (a)	80	654,312
PulteGroup, Inc.	4,373	476,220
Tempur Sealy International, Inc.	11,210	635,495
Toll Brothers, Inc.	4,501	566,901
TopBuild Corp. (a)	464	144,462
		5,765,440

Household Products - 1.0%
Church & Dwight Co., Inc.	3,911	409,521
Clorox Co.	2,917	473,750
Colgate-Palmolive Co.	15,784	1,434,923
Kimberly-Clark Corp.	3,375	442,260
Procter & Gamble Co.	27,789	4,658,826
		7,419,280

Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	8,248	228,140
Clearway Energy, Inc. - Class A	13,333	325,992
Clearway Energy, Inc. - Class C (c)	12,529	325,754
Vistra Corp.	16,037	2,211,021
		3,090,907

Industrial Conglomerates - 0.3%
3M Co.	3,711	479,053
General Electric Co.	11,415	1,903,908
		2,382,961

Insurance - 2.7%
Aflac, Inc.	7,361	761,422
Allstate Corp.	2,583	497,977
American Financial Group, Inc.	1,129	154,594
Aon PLC - Class A	442	158,749
Arch Capital Group, Ltd.	8,628	796,796
Arthur J. Gallagher & Co.	3,483	988,649
Assurant, Inc.	1,517	323,455
Assured Guaranty, Ltd.	2,459	221,335
Axis Capital Holdings Ltd.	8,136	721,012
Brown & Brown, Inc.	1,929	196,797
Chubb, Ltd.	2,542	702,355
Cincinnati Financial Corp.	2,839	407,964
CNA Financial Corp.	14,410	697,012
Everest Group Ltd.	2,764	1,001,839
Globe Life, Inc.	4,290	478,421
Hartford Financial Services Group, Inc.	3,490	381,806
Kemper Corp.	4,326	287,419
Lincoln National Corp.	22,563	715,473
Loews Corp.	8,255	699,116
Markel Group, Inc. (a)	404	697,397
Marsh & McLennan Cos., Inc.	8,724	1,853,065
Old Republic International Corp.	27,895	1,009,520
Primerica, Inc.	1,968	534,154
Progressive Corp.	6,090	1,459,225
Prudential Financial, Inc.	3,593	425,878
Reinsurance Group of America, Inc.	3,297	704,338
RenaissanceRe Holdings Ltd.	3,590	893,228
The Travelers Cos., Inc.	1,842	443,719
Unum Group	30,546	2,230,774
W.R. Berkley Corp.	4,446	260,180
White Mountains Insurance Group Ltd.	255	495,990
		21,199,659

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A	78,835	14,923,466
Alphabet, Inc. - Class C	67,055	12,769,954
IAC, Inc. (a)	21,787	939,891
Match Group, Inc. (a)	11,622	380,156
Meta Platforms, Inc. - Class A	30,091	17,618,581
Pinterest, Inc. - Class A (a)	28,032	812,928
TripAdvisor, Inc. (a)	15,540	229,526
		47,674,502

IT Services - 2.1%
Accenture PLC - Class A	7,973	2,804,822
Akamai Technologies, Inc. (a)	6,984	668,020
Amdocs Ltd.	7,417	631,483
Automatic Data Processing, Inc.	1,749	511,985
Cognizant Technology Solutions Corp. - Class A	14,162	1,089,058
DXC Technology Co. (a)	142,421	2,845,571
EPAM Systems, Inc. (a)	2,293	536,149
Gartner, Inc. (a)	2,363	1,144,803
GoDaddy, Inc. - Class A (a)	3,806	751,190
International Business Machines Corp.	11,395	2,504,963
MongoDB, Inc. (a)	332	77,293
Okta, Inc. - Class A (a)	4,783	376,900
Twilio, Inc. - Class A (a)	11,827	1,278,262
VeriSign, Inc. (a)	3,385	700,560
		15,921,059

Leisure Products - 0.1%
Mattel, Inc. (a)	13,597	241,075
YETI Holdings, Inc. (a)(c)	17,721	682,436
		923,511

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,943	261,023
Avantor, Inc. (a)	19,745	416,027
Charles River Laboratories International, Inc. (a)	1,061	195,861
Danaher Corp.	1,746	400,794
Fortrea Holdings, Inc. (a)	98,879	1,844,093
IQVIA Holdings, Inc. (a)	985	193,562
Mettler-Toledo International, Inc. (a)	581	710,958
Thermo Fisher Scientific, Inc.	2,038	1,060,229
Waters Corp. (a)	957	355,028
		5,437,575

Machinery - 1.7%
AGCO Corp.	4,500	420,660
Allison Transmission Holdings, Inc.	12,055	1,302,663
Caterpillar, Inc.	2,937	1,065,426
Crane Co.	1,045	158,579
Cummins, Inc.	1,664	580,070
Deere & Co.	1,294	548,268
Donaldson Co., Inc.	8,226	554,021
Esab Corp.	4,477	536,971
Fortive Corp.	1,778	133,350
Gates Industrial Corp. PLC (a)	93,339	1,919,983
Illinois Tool Works, Inc.	2,632	667,370
Ingersoll Rand, Inc.	5,222	472,382
Lincoln Electric Holdings, Inc.	3,229	605,341
Middleby Corp. (a)	2,589	350,680
Otis Worldwide Corp.	4,777	442,398
PACCAR, Inc.	3,788	394,028
Parker-Hannifin Corp.	416	264,589
Pentair PLC	2,628	264,482
Snap-on, Inc.	2,044	693,897
Timken Co.	3,656	260,929
Toro Co.	3,534	283,073
Westinghouse Air Brake Technologies Corp.	6,174	1,170,529
		13,089,689

Marine Transportation - 0.0%(b)
Kirby Corp. (a)	3,493	369,559

Media - 1.2%
Comcast Corp. - Class A	37,405	1,403,810
Fox Corp. - Class A	20,176	980,150
Fox Corp. - Class B	21,075	963,970
New York Times Co. - Class A	8,350	434,617
News Corp. - Class A	17,846	491,479
News Corp. - Class B (c)	19,176	583,526
Nexstar Media Group, Inc. (c)	6,816	1,076,723
Omnicom Group, Inc.	1,947	167,520
Paramount Global - Class B (c)	165,660	1,732,804
Sirius XM Holdings, Inc. (c)	59,799	1,363,417
ViacomCBS, Inc. - Class A (c)	8,666	193,252
		9,391,268

Metals & Mining - 0.3%
Cleveland-Cliffs, Inc. (a)	159,721	1,501,378
Nucor Corp.	6,721	784,408
Reliance, Inc.	1,551	417,622
		2,703,408

Multi-Utilities - 0.2%
Ameren Corp.	1,792	159,739
Dominion Energy, Inc.	2,959	159,372
DTE Energy Co.	1,303	157,337
NiSource, Inc.	6,895	253,460
Public Service Enterprise Group, Inc.	3,589	303,235
Sempra Energy	2,855	250,440
WEC Energy Group, Inc. (c)	1,672	157,235
		1,440,818

Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Corp.	18,767	283,194
APA Corp. (c)	19,315	445,983
Cheniere Energy, Inc.	2,554	548,778
Chevron Corp.	7,530	1,090,645
Civitas Resources, Inc.	20,384	935,014
ConocoPhillips	3,421	339,261
Diamondback Energy, Inc.	2,603	426,449
DT Midstream, Inc.	1,898	188,718
EOG Resources, Inc.	7,672	940,434
Exxon Mobil Corp.	44,678	4,806,012
HF Sinclair Corp.	34,577	1,211,924
Kinder Morgan, Inc.	16,257	445,442
Marathon Petroleum Corp.	12,932	1,804,014
Occidental Petroleum Corp. (c)	4,548	224,717
ONEOK, Inc.	7,838	786,935
Ovintiv, Inc.	18,597	753,179
Targa Resources Corp.	4,989	890,536
Texas Pacific Land Corp. (c)	210	232,252
The Williams Companies, Inc.	8,071	436,803
Valero Energy Corp.	12,955	1,588,153
Viper Energy, Inc.	5,673	278,374
		18,656,817

Paper & Forest Products - 0.0%(b)
Magnera Corp. (a)	0	0

Personal Care Products - 0.1%
Coty, Inc. - Class A (a)	34,338	238,992
Estee Lauder Cos., Inc. - Class A	3,254	243,985
		482,977

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	34,417	1,946,626
Elanco Animal Health, Inc. (a)	96,786	1,172,078
Eli Lilly & Co.	10,880	8,399,360
Jazz Pharmaceuticals PLC (a)	12,067	1,486,051
Johnson & Johnson	29,095	4,207,719
Merck & Co., Inc.	35,269	3,508,560
Perrigo Co. PLC	9,990	256,843
Pfizer, Inc.	7,189	190,724
Royalty Pharma PLC - Class A	8,236	210,100
Viatris, Inc.	219,264	2,729,837
Zoetis, Inc.	3,718	605,774
		24,713,672

Professional Services - 1.0%
Booz Allen Hamilton Holding Corp.	5,109	657,528
CACI International, Inc. - Class A (a)	1,072	433,152
Clarivate PLC (a)(c)	215,861	1,096,574
Concentrix Corp. (c)	38,587	1,669,659
Dun & Bradstreet Holdings, Inc. (c)	43,203	538,309
FTI Consulting, Inc. (a)	882	168,577
Leidos Holdings, Inc.	3,645	525,099
ManpowerGroup, Inc.	10,880	627,994
Parsons Corp. (a)	1,625	149,906
Paychex, Inc.	1,298	182,006
Robert Half, Inc.	10,463	737,223
Science Applications International Corp.	3,843	429,571
SS&C Technologies Holdings, Inc.	4,607	349,118
Verisk Analytics, Inc.	1,140	313,990
		7,878,706

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (a)	2,453	620,952

Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	1,904	229,984
Allegro MicroSystems, Inc. (a)	8,319	181,853
Amkor Technology, Inc.	40,618	1,043,476
Applied Materials, Inc.	13,516	2,198,107
Broadcom, Inc.	52,646	12,205,449
Cirrus Logic, Inc. (a)	11,566	1,151,742
Intel Corp.	21,080	422,654
KLA Corp.	2,169	1,366,730
Lam Research Corp.	22,020	1,590,505
Lattice Semiconductor Corp. (a)	7,716	437,111
Micron Technology, Inc.	1,084	91,229
MKS Instruments, Inc.	5,884	614,231
Monolithic Power Systems, Inc.	840	497,028
NVIDIA Corp.	330,410	44,370,759
ON Semiconductor Corp. (a)	10,615	669,276
Qorvo, Inc. (a)	17,998	1,258,600
QUALCOMM, Inc.	14,898	2,288,631
Skyworks Solutions, Inc.	7,732	685,674
Teradyne, Inc.	4,662	587,039
Texas Instruments, Inc.	5,868	1,100,309
		72,990,387

Software - 10.6%
Adobe, Inc. (a)	5,763	2,562,691
AppLovin Corp. - Class A (a)	10,351	3,351,964
Atlassian Corp. - Class A (a)	4,202	1,022,683
Autodesk, Inc. (a)	2,848	841,783
BILL Holdings, Inc. (a)(c)	8,306	703,601
Cadence Design System, Inc. (a)	4,658	1,399,543
Crowdstrike Holdings, Inc. - Class A (a)	1,078	368,848
Datadog, Inc. - Class A (a)	3,654	522,120
DocuSign, Inc. (a)	11,768	1,058,414
Dolby Laboratories, Inc. - Class A	3,043	237,658
Dropbox, Inc. - Class A (a)	34,397	1,033,286
Elastic NV (a)	3,759	372,442
Fair Isaac Corp. (a)	1,134	2,257,715
Fortinet, Inc. (a)	16,251	1,535,394
Gen Digital, Inc.	13,958	382,170
Guidewire Software, Inc. (a)	2,145	361,604
HubSpot, Inc. (a)	1,334	929,491
Informatica, Inc. - Class A (a)	15,025	389,598
Intuit, Inc.	2,156	1,355,046
Manhattan Associates, Inc. (a)	4,253	1,149,331
Microsoft Corp.	100,634	42,417,231
MicroStrategy, Inc. - Class A (a)(c)	1,003	290,489
Nutanix, Inc. - Class A (a)	20,581	1,259,146
Oracle Corp.	10,139	1,689,563
Palantir Technologies, Inc. - Class A (a)	13,403	1,013,669
Palo Alto Networks, Inc. (a)	7,894	1,436,392
Pegasystems, Inc.	17,369	1,618,791
RingCentral, Inc. - Class A (a)	21,692	759,437
Roper Industries, Inc.	683	355,058
Salesforce, Inc.	10,145	3,391,778
ServiceNow, Inc. (a)	2,164	2,294,100
Smartsheet, Inc. - Class A (a)	11,043	618,739
Synopsys, Inc. (a)	2,529	1,227,475
Teradata Corp. (a)	29,616	922,538
Workday, Inc. - Class A (a)	1,466	378,272
Zoom Video Communications, Inc. - Class A (a)	9,849	803,777
		82,311,837

Specialty Retail - 3.4%
Advance Auto Parts, Inc. (c)	36,396	1,721,167
AutoNation, Inc. (a)(c)	4,144	703,817
AutoZone, Inc. (a)	451	1,444,102
Bath & Body Works, Inc.	16,766	650,018
Best Buy Co., Inc.	7,733	663,491
Burlington Stores, Inc. (a)	2,491	710,085
Dick's Sporting Goods, Inc.	5,886	1,346,952
Floor & Decor Holdings, Inc. - Class A (a)(c)	2,505	249,749
Gap, Inc.	120,512	2,847,699
Home Depot, Inc.	12,073	4,696,276
Lowe's Cos., Inc.	8,055	1,987,974
O'Reilly Automotive, Inc. (a)	1,545	1,832,061
Penske Automotive Group, Inc.	3,198	487,503
Ross Stores, Inc.	4,019	607,954
TJX Cos., Inc.	17,885	2,160,687
Tractor Supply Co.	14,420	765,125
Ulta Beauty, Inc. (a)	2,280	991,640
Wayfair, Inc. - Class A (a)	12,445	551,562
Williams Sonoma, Inc. (c)	9,331	1,727,915
		26,145,777

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	197,230	49,390,337
Hewlett Packard Enterprise Co.	71,696	1,530,709
HP, Inc.	8,397	273,994
NetApp, Inc.	5,237	607,911
Pure Storage, Inc. - Class A (a)	18,395	1,130,005
		52,932,956

Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	21,615	455,212
Carter's, Inc.	7,250	392,878
Columbia Sportswear Co. (c)	4,901	411,341
Crocs, Inc. (a)	1,814	198,687
Deckers Outdoor Corp. (a)	8,221	1,669,603
lululemon athletica, Inc. (a)	3,166	1,210,710
NIKE, Inc. - Class B	12,032	910,461
PVH Corp.	9,796	1,035,927
Ralph Lauren Corp.	5,968	1,378,489
Skechers USA, Inc. - Class A (a)	10,763	723,704
Tapestry, Inc.	10,984	717,585
Under Armour, Inc. - Class A (a)	74,915	620,296
Under Armour, Inc. - Class C (a)	65,171	486,176
VF Corp. (c)	10,118	217,132
		10,428,201

Tobacco - 0.3%
Altria Group, Inc.	12,672	662,619
Philip Morris International, Inc.	11,011	1,325,174
		1,987,793

Trading Companies & Distributors - 1.0%
Core & Main, Inc. - Class A (a)	9,682	492,911
Fastenal Co.	14,970	1,076,493
Ferguson Enterprises, Inc.	2,943	510,816
MSC Industrial Direct Co., Inc. - Class A	8,002	597,669
SiteOne Landscape Supply, Inc. (a)	3,415	449,995
United Rentals, Inc.	186	131,026
W.W. Grainger, Inc.	1,638	1,726,534
Watsco, Inc.	1,114	527,913
WESCO International, Inc.	10,744	1,944,234
		7,457,591

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.	3,369	743,639
TOTAL COMMON STOCKS (Cost $350,026,065)		741,252,291

INVESTMENT COMPANIES - 3.0%	Shares	Value
Vanguard S&P 500 ETF	43,203	23,278,208
TOTAL INVESTMENT COMPANIES (Cost $15,083,535)		23,278,208

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Real Estate Investment Trusts - 1.1%
AGNC Investment Corp. (c)	16,928	155,907
Agree Realty Corp.	3,604	253,902
Alexandria Real Estate Equities, Inc.	1,232	120,182
American Tower Corp.	1,622	297,491
Americold Realty Trust, Inc.	13,050	279,270
BXP, Inc. (c)	3,358	249,701
Cousins Properties, Inc.	9,641	295,400
CubeSmart	2,944	126,150
EPR Properties	5,185	229,592
Essex Property Trust, Inc.	516	147,287
Highwoods Properties, Inc.	15,408	471,177
Host Hotels & Resorts, Inc.	28,595	500,984
Iron Mountain, Inc.	5,568	585,253
Kilroy Realty Corp. (c)	14,018	567,028
Omega Healthcare Investors, Inc. (c)	6,837	258,781
Park Hotels & Resorts, Inc. (c)	13,377	188,214
Rithm Capital Corp. (c)	134,527	1,456,927
Simon Property Group, Inc.	1,561	268,820
Sun Communities, Inc. (c)	1,610	197,982
Vornado Realty Trust	17,200	723,088
Welltower, Inc.	3,769	475,007
WP Carey, Inc. (c)	5,330	290,378
		8,138,521
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,196,945)		8,138,521

SHORT-TERM INVESTMENTS - 3.2%		Value
Investments Purchased with Proceeds from Securities Lending - 3.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.51% (e)	23,326,224	23,326,224

Money Market Funds - 0.2%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.45% (e)	1,711,999	1,711,999
TOTAL SHORT-TERM INVESTMENTS (Cost $25,038,223)		25,038,223

TOTAL INVESTMENTS - 102.7% (Cost $397,344,768)		797,707,243
Liabilities in Excess of Other Assets - (2.7)%		(20,805,568)
TOTAL NET ASSETS - 100.0%		$776,901,675
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $22,819,755 which represented 2.9% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,538 or 0.0% of net assets as of December 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.